Recapitalization (Details) - Schedule of Transaction Costs	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Transaction Costs [Abstract]
Accounting and auditing fees	$ 1,126,631
Legal fees	1,060,977
Total	$ 2,187,608